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                                               September 15, 1999


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                     Evergreen Fixed Income Trust
                  (Evergreen Short-Intermediate Bond Fund)
                    -Registration Statement on Form N-14
                               CIK 0001060711
                            (File No. 333-82807)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus/Proxy Statement and Statement of Additional Information for Evergreen Short-Intermediate Bond Fund do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to Evergreen Fixed Income Trust's Registration Statement on Form N-14AE. The Amendment was filed electronically on August 24, 1999 and became automatically effective on August 24, 1999.

         Any comments on this filing may be directed to the undersigned at
(202) 775-8190.

                                                 Very truly yours,

                                                 /s/Robert N. Hickey, Esq.
                                                 -------------------------
                                                 Robert N. Hickey, Esq.

cc:      Michael H. Koonce, Esq.
         Timothy W. Diggins, Esq.



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